Note 16 - Regulatory Restrictions (Details Textual) - USD ($) $ in Millions	87 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nonperforming Assets Sold	$ 5.8
Reserves Required by Federal Reserve Bank	$ 8.2	$ 6.9
Percent of Common Stock	10.00%
Amount Available for Payment of Dividends	$ 8.4